Property, Plant and Equipment (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Other property and equipment		$ 200		$ 200
Successor [Member]
Property, Plant and Equipment [Line Items]
Oil and natural gas properties		693,519		693,519		$ 529,100
Accumulated depletion		19,500		19,500		204,600
Depletion expense related to oil and gas properties		15,130		19,535
Depreciation expense		900		1,100
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Oil and natural gas properties						$ 529,096
Depletion expense related to oil and gas properties	$ 4,276		$ 7,283		$ 14,564
Depreciation expense	700		800		1,500
Sale of other property and equipment			200		300
Oil and Natural Gas Properties [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Depletion expense related to oil and gas properties		15,100		19,500
Oil and Natural Gas Properties [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depletion expense related to oil and gas properties	4,300
Oklahoma [Member] | Successor [Member]
Property, Plant and Equipment [Line Items]
Proceeds from oil and gas properties		$ 5,800		$ 7,000
Oklahoma [Member] | Predecessor [Member]
Property, Plant and Equipment [Line Items]
Proceeds from oil and gas properties	$ 800		$ 700		$ 5,500